Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital and warrants	Currency translation differences	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 2,933	$ 75,547	$ (969)	$ (73,034)	$ 4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838
CHANGES DURING THE PERIOD:
Issuance of ordinary shares and warrants, net of issuance costs of $3.2M	$ 1,035	31,758			32,793
Issuance of ordinary shares and warrants, net of issuance costs of $3.2M (in Shares)	2,250,000
Exercise of options	$ 13	97			110
Exercise of options (in Shares)	27,142
Exercise of warrants, net of issuance costs of $17	$ 467	3,551			4,018
Exercise of warrants, net of issuance costs of $17 (in Shares)	1,017,149
Share-based compensation		954			954
Share-based compensation (in Shares)
Comprehensive profit (loss)				7,086	7,086
Balance at Jun. 30, 2021	$ 4,448	111,907	(969)	(65,948)	49,438
Balance (in Shares) at Jun. 30, 2021	10,258,129
Balance at Mar. 31, 2021	$ 4,290	110,238	(969)	(62,910)	50,649
Balance (in Shares) at Mar. 31, 2021	9,914,740
CHANGES DURING THE PERIOD:
Exercise of options	$ 1	6			7
Exercise of options (in Shares)	1,240
Exercise of warrants, net of issuance costs of $17	$ 157	1,194			1,351
Exercise of warrants, net of issuance costs of $17 (in Shares)	342,149
Share-based compensation		469			469
Comprehensive profit (loss)				(3,038)	(3,038)
Balance at Jun. 30, 2021	$ 4,448	111,907	(969)	(65,948)	49,438
Balance (in Shares) at Jun. 30, 2021	10,258,129
Balance at Dec. 31, 2021	$ 4,664	114,223	(969)	(72,797)	45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024
CHANGES DURING THE PERIOD:
Exercise of options	$ 18	156			174
Exercise of options (in Shares)	39,457
Exercise of warrants	$ 149	1,151			1,300
Exercise of warrants (in Shares)	325,000
Share-based compensation		1,055			1,055
Comprehensive profit (loss)				(8,145)	(8,145)
Balance at Jun. 30, 2022	$ 4,831	116,585	(969)	(80,942)	39,505
Balance (in Shares) at Jun. 30, 2022	11,086,481
Balance at Mar. 31, 2022	$ 4,831	115,991	(969)	(76,657)	43,196
Balance (in Shares) at Mar. 31, 2022	11,086,481
CHANGES DURING THE PERIOD:
Share-based compensation		594			594
Comprehensive profit (loss)				(4,285)	(4,285)
Balance at Jun. 30, 2022	$ 4,831	$ 116,585	$ (969)	$ (80,942)	$ 39,505
Balance (in Shares) at Jun. 30, 2022	11,086,481